Intangible assets, net - Schedule of Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible assets, net
Subtotal	¥ 167,255	¥ 166,552		$ 23,558
Less: Accumulated amortization	(118,842)	(113,558)		(16,739)
Less: Impairment	22,322	22,322		3,144
Total	26,091	30,672		3,675
Impairment charges	0	0	¥ 0
Travel license
Intangible assets, net
Subtotal	30,456	30,456		4,290
Insurance agency license
Intangible assets, net
Subtotal	11,711	11,711		1,650
Software
Intangible assets, net
Subtotal	65,688	64,985		9,252
Technology
Intangible assets, net
Subtotal	4,300	4,300		606
Trade names
Intangible assets, net
Subtotal	38,264	38,264		5,389
Customer relationship
Intangible assets, net
Subtotal	11,020	11,020		1,552
Non-compete agreements
Intangible assets, net
Subtotal	¥ 5,816	¥ 5,816		$ 819